Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	NOVA MEASURING INSTRUMENTS LTD
Entity Central Index Key	0001109345
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	26,467,542
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 18,716	$ 25,394
Short-term interest-bearing bank deposits	66,247	35,562
Held to maturity securities	1,582
Trade accounts receivable , net of allowance for doubtful accounts of $2 and $122, respectively	13,402	13,162
Inventories (Note 3)	9,608	10,849
Deferred income tax assets (Note 9)	2,500
Other current assets	1,173	1,736
TOTAL CURRENT ASSETS	113,228	86,703
LONG-TERM ASSETS
Long-term interest-bearing bank deposits	545	631
Other long-term assets	291	163
Severance pay funds (Note 6)	2,885	2,786
Total long-term assets	3,721	3,580
FIXED ASSETS, NET (Note 4)	5,998	3,094
TOTAL ASSETS	122,947	93,377
CURRENT LIABILITIES
Trade accounts payable	8,305	9,956
Deferred revenues	2,172	3,397
Other current liabilities (Note 5)	8,082	7,908
TOTAL CURRENT LIABILITIES	18,559	21,261
LONG-TERM LIABILITIES
Liability for employee severance pay (Note 6)	3,851	3,709
Deferred revenue	611
Other long-term liability	20	23
TOTAL LONG TERM LIABILITIES	4,482	3,732
COMMITMENTS AND CONTINGENCIES (Note 7)
TOTAL LIABILITIES	23,041	24,993
SHAREHOLDERS' EQUITY (Note 8)
Ordinary shares, NIS 0.01 par value - authorized 40,000,000 shares, 26,467,542 shares issued and outstanding at December 31, 2011 and 25,374,844 shares issued and outstanding at December 31, 2010	72	71
Additional paid-in capital	108,804	104,661
Accumulated other comprehensive income	(402)	338
Accumulated deficit	(8,568)	(36,686)
Total shareholders' equity	99,906	68,384
Total liabilities and shareholders' equity	$ 122,947	$ 93,377

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade accounts receivable , allowance for doubtful accounts	$ 2		$ 122
Ordinary shares, par value per share		0.01		0.01
Ordinary shares, shares authorized	40,000,000	40,000,000	40,000,000	40,000,000
Ordinary shares, shares issued	26,467,542	26,467,542	25,374,844	25,374,844
Ordinary shares, shares outstanding	26,467,542	26,467,542	25,374,844	25,374,844

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Products	$ 85,562	$ 71,790	$ 29,639
Services	17,266	14,830	9,679
Total revenues	102,828	86,620	39,318
COST OF REVENUES:
Products	33,789	29,056	12,732
Services	11,043	10,148	8,999
Total cost of revenues	44,832	39,204	21,731
GROSS PROFIT	57,996	47,416	17,587
OPERATING EXPENSES:
Research and development, net of participation by the Office of the Chief Scientist of $2,155 , $2,212 and $2,209, respectively (Note 7a)	18,677	12,445	6,865
Sales and marketing	11,373	10,133	6,014
General and administrative	3,229	2,968	2,240
Total operating expenses	33,279	25,546	15,119
OPERATING INCOME	24,717	21,870	2,468
INTEREST INCOME, NET	901	305	163
INCOME BEFORE INCOME TAXES	25,618	22,175	2,631
BENEFIT FROM DEFERRED INCOME TAXES	2,500
NET INCOME FOR THE YEAR	$ 28,118	$ 22,175	$ 2,631
Net income per share:
Basic	$ 1.07	$ 0.91	$ 0.14
Diluted	$ 1.04	$ 0.86	$ 0.13
Shares used in calculation of net income per share:
Basic	26,232	24,448	19,473
Diluted	26,931	25,692	20,089

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Research and development, participation by the Office of the Chief Scientist	$ 2,155	$ 2,212	$ 2,209

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2008	$ 22,341	$ 55	$ 83,969	$ (191)	$ (61,492)
Balance, shares at Dec. 31, 2008		19,378,000
Employee share-based plans	1,253	1	1,252
Employee share-based plans, shares		599,000
Amortization of deferred stock based compensation	454		454
Change in fair market value of hedging derivatives	236			236		236
Net income for the year	2,631				2,631	2,631
Total comprehensive income	2,867					2,867
Balance at Dec. 31, 2009	26,915	56	85,675	45	(58,861)
Balance, shares at Dec. 31, 2009		19,977,000
Shares issued in public offering	16,968	12	16,956
Shares issued in public offering, shares		4,428,000
Exercise of warrants	1	1
Exercise of warrants, shares		336,000
Employee share-based plans	1,322	2	1,320
Employee share-based plans, shares		557,000
Shares issued under employee share-based plans
Shares issued under employee share-based plans, shares		77,000
Amortization of deferred stock based compensation	710		710
Change in fair market value of hedging derivatives	293			293		293
Net income for the year	22,175				22,175	22,175
Total comprehensive income	22,468					22,468
Balance at Dec. 31, 2010	68,384	71	104,661	338	(36,686)
Balance, shares at Dec. 31, 2010	25,374,844	25,375,000
Exercise of warrants	1,773	1	1,772
Exercise of warrants, shares		581,000
Employee share-based plans	936		936
Employee share-based plans, shares		436,000
Shares issued under employee share-based plans
Shares issued under employee share-based plans, shares		76,000
Amortization of deferred stock based compensation	1,435		1,435
Change in fair market value of hedging derivatives	(740)			(740)		(740)
Net income for the year	28,118				28,118	28,118
Total comprehensive income	27,378					27,378
Balance at Dec. 31, 2011	$ 99,906	$ 72	$ 108,804	$ (402)	$ (8,568)
Balance, shares at Dec. 31, 2011	26,467,542	26,468,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS - OPERATING ACTIVITIES
Net income for the year	$ 28,118	$ 22,175	$ 2,631
Adjustments to reconcile net income to net cash from (used in) operations:
Depreciation and amortization	1,700	1,260	1,254
Amortization of deferred stock-based compensation	1,435	710	454
Deferred income taxes	(2,500)
Increase (decrease) in liability for employee termination benefits, net	43	108	(159)
Increase in trade accounts receivables	(240)	(1,617)	(8,762)
Decrease (increase) in inventories	(1,056)	(7,526)	2,695
Decrease (increase) in other current and long term assets	(305)	197	(421)
Increase (decrease) in trade accounts payables and other long term liabilities	(1,639)	6,242	234
Increase in other current liabilities	159	2,740	1,169
Increase (decrease) in short and long term deferred income	(614)	1,543	(882)
Net cash provided by (used in) operating activities	25,101	25,832	(1,787)
CASH FLOWS - INVESTING ACTIVITIES
Increase in short-term interest-bearing bank deposits	(30,685)	(26,955)	(8,510)
Investments in short-term held to maturity securities	(1,582)
Investment in long-term interest-bearing bank deposits	86	(70)	(17)
Purchase of fixed assets	(2,307)	(1,565)	(403)
Net cash used in investing activities	(34,488)	(28,590)	(8,930)
CASH FLOWS - FINANCING ACTIVITIES
Shares issued in a public offering		16,968
Shares issued under employee share-based plans	2,709	1,323	1,253
Net cash provided by financing activities	2,709	18,291	1,253
Increase (decrease) in cash and cash equivalents	(6,678)	15,533	(9,464)
Cash and cash equivalents - beginning of year	25,394	9,861	19,325
Cash and cash equivalents - end of year	18,716	25,394	9,861
SCHEDULE A -NON CASH ACTIVITIES
Transfer of assets from inventory to fixed assets	$ 2,297	$ 626	$ 218

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
1 - GENERAL

A.	Business Description

Nova Measuring Instruments Ltd. (the "Company") was incorporated in May 1993 and commenced operations in October 1993 in the design, development and production of integrated process control systems, used in the manufacturing of semiconductors. In October 1995, the Company began manufacturing and marketing its systems. In recent years, the Company expanded its product offering to include stand alone systems.

The Company continues research and development for the next generation of its products and additional applications for such products. The Company operates in one operating segment.

The Company has wholly owned subsidiaries in the United States of America (the "U.S."), Japan, The Netherlands, Taiwan and Korea. The subsidiaries (the "subsidiaries") are engaged in pre-sale activities and providing technical support to customers.

The ordinary shares of the Company are traded on The NASDAQ Global Market since April, 2000 and on the Tel-Aviv Stock Exchange since June, 2002.

B.	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

C.	Financial Statements in U.S. Dollars

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar (the "dollar"). Accordingly, the Company uses the dollar as its functional and reporting currency. Certain of the dollar amounts in the financial statements may represent the dollar equivalent of other currencies, including the New Israeli Shekel ("NIS").

Transactions and balances denominated in dollars are presented at their dollar amounts. Non-dollar transactions and balances are remeasured into dollars in accordance with the principles set forth in Accounting Standards Codification Topic No. 830 ("ASC 830"), "Foreign Currency Translation". Net financing income includes translation gains (losses), which were immaterial for all years presented.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

A.	Principles of Consolidation and Basis of Presentation

The Company's consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries ("the Group"), after elimination of material intercompany transactions and balances.

The Company's consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") in the United States of America.

The following is a summary of the significant accounting policies, which were applied in the preparation of these financial statements, on a consistent basis:

B.	Cash and Cash Equivalents

Cash and cash equivalents are comprised of cash and demand deposits in banks and other short-term, highly liquid investments (primarily interest-bearing deposits) with maturity dates not exceeding three months from the date of deposit.

C.	Allowance for Doubtful Accounts

The allowance for doubtful accounts is computed on the specific identification basis.

D.	Short-Term Held to Maturity Investments

Securities held to maturity include investments in debt securities that the Company has positive intent and ability to hold to maturity. Securities held to maturity are measured at amortized cost.

Short-term held to maturity investments include investments in debt securities with maturities of more than three months but less than one year.

E.	Inventories

Inventories are presented at the lower of cost or market. Cost is determined as follows:

Raw materials-on the average cost basis.

Finished goods and work in process - on actual production cost basis (materials, labor and indirect manufacturing costs).

The Company writes down product inventory, based on assumptions about future demand and market conditions.

F.	Fixed assets

Fixed assets are presented at cost, net of accumulated depreciation. Annual depreciation is calculated based on the straight-line method over the shorter of the estimated useful lives of the related assets. Estimated useful life, in years, is as follows:

Years
Electronic equipment	3-7
Office furniture and equipment	7-15

Leasehold improvements are amortized using the straight-line method, over the  useful lives of the improvements.

G.	Accrued Warranty Costs

Accrued warranty costs are calculated in respect of the warranty period on the Company's products (generally one year) and are based on the Company's prior experience and in accordance with management's estimate. See Note 5B for disclosure with regard to accrued warranty costs.

H.	Revenue Recognition

On January 1, 2011, the Company adopted the Financial Accounting Standards Board ASU No. 2009-13, "Revenue Recognition (Topic 605) Multiple-Deliverable Revenue Arrangements" and ASU No. 2009-14, "Certain Revenue Arrangements That Include Software Elements" on a prospective basis for applicable transactions originating after January 1, 2011.

Revenues from the sale of products are recognized when all the following criteria have been met: a persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable, collection of resulting receivables is probable and there are no remaining significant obligations.

ASU No. 2009-13, requires allocation of arrangement consideration among the separate units of accounting based on their relative selling prices. The selling price for each unit of accounting is determined based on a selling price hierarchy using either vendor specific objective evidence ("VSOE") of selling price, third party evidence of selling price ("TPE") or the vendor's best estimate of estimated selling price ("ESP") for that deliverable. Use of the residual method is prohibited. The objective of ESP is to determine the price at which the Company would transact a sale if the product or service were sold on a stand-alone basis. The adoption of this standard did not have a material impact on the Company's Consolidated Statements of Operations.

ASU No. 2009-14,  modified the scope of the software revenue recognition guidance to exclude (a) non-software components of tangible products and (b) software components of tangible products that are sold, licensed, or leased with tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product's functionality.

The adoption of this standard did not have a material impact on the Company's Consolidated Statements of Operations.

Revenues from Service contracts generally specify fixed payment amounts for periods longer than one month, and are recognized on a straight line basis over the term of the contract.

I.	Research and Development

Research and development costs are charged to operations as incurred. Amounts received or receivable from the Government of Israel through the Office of the Chief Scientist ("OCS") as participation in certain research and development programs are offset against research and development costs. The accrual for grants receivable is determined based on the terms of the programs, provided that the criteria for entitlement are expected to be met. Royalty expenses are determined based on actual revenues and presented in Cost of Goods Sold.

J.	Income Taxes

The Company accounts for income taxes utilizing the asset and liability method in accordance with ASC 740, "Income Taxes". Current tax liabilities are recognized for the estimated taxes payable on tax returns for the current year. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences between the income tax bases of assets and liabilities and their reported amounts in the financial statements, and for tax loss carryforwards. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws, and deferred tax assets are reduced, if necessary, by the amount of tax benefits, the realization of which is not considered more likely than not based on available evidence.

ASC 740-10 requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

K.	Share-Based Compensation

The Company accounts for equity based compensation using ASC 718-10 "Share-Based Payment," which requires companies to recognize the cost of employee services received in exchange for awards of equity instruments based upon the grant-date fair value of those awards.

Stock Options

Under ASC 718, the fair market value of each option grant is estimated on the date of grant using the "Black-Scholes option pricing" method with the following weighted-average assumptions:

	2011	2010	2009
Risk-free interest rate	1.35%	2.35%	2.88%
Expected life of options	4.75 years	6.25 years	6.25 years
Expected volatility	88.06%	81.77%	79.17%
Expected dividend yield	0%	0%	0

L.	Earnings per Share

Earnings per share are presented in accordance with ASC 260-10, "Earnings per Share." Pursuant to which, basic earnings (loss) per share excludes the dilutive effects of convertible securities and is computed by dividing income (loss) available to common shareholders by the weighted-average number of ordinary shares outstanding for the period. Diluted earnings (loss) per share reflect the potential dilutive effect of all convertible securities. The number of potentially dilutive securities excluded from diluted earnings per share due to the anti-dilutive effect amounted to 2,453,000 in 2009, 490,500 in 2010 and 449,237 in 2011.

M.	Derivative Financial Instruments

ASC 815 requires the presentation of all derivatives as either assets or liabilities on the balance sheet and the measurement of those instruments at fair value.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. See Note 12 for disclosure of the derivative financial instruments in accordance with such pronouncements.

N.	Impairment of long-lived assets

Long-lived assets, held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset group) would be written down to their estimated fair values.

O.	New Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 changes certain fair value measurement principles and clarifies the application of existing fair value measurement guidance. These amendments include, among other matters, (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity's shareholders' equity and (3) disclosing quantitative information about the unobservable inputs used within the Level 3 hierarchy. The amendments are effective for interim and annual periods beginning after December 15, 2011 on a prospective basis. The Company does not expect ASU 2011-04 to have a material effect on its consolidated financial statements.

In June 2011, the FASB amended its guidance on the presentation of comprehensive income. The amendment eliminates the alternative of presenting items of other comprehensive income in the statement of changes in equity and requires an entity to present the components of net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements. Adoption of this guidance will be effective as of January 1, 2012. The amendment will impact the presentation of the financial statements but will not impact the Company's financial position, results of operations or cash flows.

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES
NOTE 3 - INVENTORIES

A.

	As of December 31,
	2 0 1 1	2 0 1 0

Raw materials	$589	$1,425
Work in process	5,195	3,931
Finished goods	3,824	5,493
	$9,608	$10,849

Including write-off of $1,019 and $265 for 2011 and 2010 respectively, presented in the cost of goods sold.

FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2011
FIXED ASSETS, NET [Abstract]
FIXED ASSETS, NET
NOTE 4 - FIXED ASSETS, NET

	As of December 31,
	2 0 1 1	2 0 1 0
Cost:
Electronic equipment	$13,283	$9,891
Office furniture and equipment	856	677
Leasehold improvements	3,217	2,444
	17,356	13,012
Accumulated depreciation and amortization:
Electronic equipment	8,719	7,443
Office furniture and equipment	648	632
Leasehold improvements	1,991	1,843
	11,358	9,918
Net book value	$5,998	$3,094

OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
NOTE 5 - OTHER CURRENT LIABILITIES

A.	Consists of:

	As of December 31,
	2 0 1 1	2 0 1 0

Accrued salaries and fringe benefits	$3,869	$3,936
Accrued warranty costs (See B below)	2,044	2,347
Governmental institutions	1,066	890
Investment in financial instruments	402	-
Other	701	735
	$8,082	$7,908

B.	Accrued warranty costs:

The Company provides standard warranty coverage on its systems. Parts and labor are covered under the terms of the warranty agreement. The Company accounts for the estimated warranty cost as a charge to costs of revenues when revenue is recognized.

The following table provides the changes in the product warranty accrual for the fiscal years ended December 31, 2011 and 2010:

	As of December 31,
	2 0 1 1	2 0 1 0

Balance as of beginning of year	$2,347	$963
Services provided under warranty	(2,518)	(1,869)
Changes in provision	2,215	3,253
Balance as of end of year	$2,044	$2,347

LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET	12 Months Ended
Dec. 31, 2011
LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET [Abstract]
LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET
NOTE 6 - LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET

Israeli law and labor agreements determine the obligations of the Company to make severance payments to dismissed employees and to employees leaving employment under certain other circumstances. The obligation for severance pay benefits, as determined by Israeli law, is based upon length of service and the employee's most recent salary. The liability is partially covered through insurance policies purchased by the Company and deposits in a severance fund. Severance-pay expenses amounted to $42, $844 and $692 for year 2011, 2010 and 2009, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7 - COMMITMENTS AND CONTINGENCIES

A.
The Company has received grants in the aggregate amount of $20,829 from the OCS, as participation of up to 60% of certain development costs. In consideration for such grants, the Company has undertaken to pay royalties amounting to 3%-3.5% of the net sales of products developed, directly or indirectly, from the projects financed, not to exceed 100% of the grants received. Refund of the grants thereon is contingent on future sales and the Company has no obligation to refund grants if sufficient sales are not generated. Royalty expense amounted to $265 and $130 for the years 2011 and 2010, respectively. The balance of the contingent liability to the OCS as of December 31, 2011 was approximately $17,517 (December 31, 2010: $14,586).

B.	The Group rents its facilities under various operating lease agreements, which expire on various dates, the latest of which is in 2015. The minimum rental payments are as follows:

Year
2012	$1,083
2013	$150
2014	$74

Rental expense for the facilities amounted to $1,283, $1,125 and $1,096 for 2011, 2010 and 2009, respectively.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 8 - SHAREHOLDERS' EQUITY

A.	Rights of Shares

Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus shares (stock dividends) and, in the event of the liquidation of the Company, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.	Secondary Public Offering

On February 9, 2010, the Company issued 4,427,500 ordinary shares in an underwritten public offering for a net consideration of $16,968.

C.	Share Purchase Agreement

On February 28, 2007, the Company entered into Share Purchase Agreement with four investors for the private placement of 1,937,983 ordinary shares of the Company, at a price of $2.58 per share, for gross proceeds of $5,000. As part of the transaction, the Company issued warrants to the investors for the purchase of 1,453,485 additional ordinary shares at an exercise price of $3.05 per share. On March 13, 2007, the shares were issued and the proceeds from the private placement were received. 872,092 warrants were exercised and converted into 336,134 shares by one investor in March, 2010. 581,393 warrants were exercised and converted into 581,393 shares by another investor during January 2011.

D.	Employee Incentive Plans

The Company's Board of directors approves, from time to time, employee incentive plans, the last of which was approved in October 2007. Employee incentive plans include stock options, restricted stock units and restricted stock awards.

Stock Options

The following table summarizes the effects of stock-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	Year ended December 31,
	2 0 1 1	2 0 1 0	2 0 0 9
Cost of Revenues:
Products	$202	$97	$82
Services	91	35	35

Research and Development expenses	601	313	211
Sales and Marketing expenses	470	141	89
General and Administration expenses	71	124	37
Total	$1,435	$710	$454

Stock options usually vest over four years and their term may not exceed 10 years. The exercise price of each option is usually the market price of the underlying share at the date of each grant.

Through December 31, 2011, 9,506,057 share options have been issued under the plans, of which 3,698,125 options have been exercised, 4,227,998 options have been cancelled, and 634,252 options were exercisable as of December 31, 2011.

The weighted average fair value (in dollars) of the options granted during 2011, 2010 and 2009, according to Black-Scholes option-pricing model, amounted to $5.94, $4.06 and $0.72 per option, respectively. Fair value was determined on the basis of the price of the Company's share.

Summary of the status of the Company's share option plans as of December 31, 2011, 2010 and 2009, as well as changes during each of the years then ended, is presented below:

	2 0 1 1		2 0 1 0		2 0 0 9
	Share	Weighted average exercise	Share	Weighted average exercise	Share	Weighted average exercise
	options	price	options	price	options	price

Outstanding - beginning of year	1,631,072	2.96	1,827,862	1.99	2,122,534	2.42
Granted	444,237	8.81	490,500	5.66	626,600	1.01
Exercised	436,601	2.12	557,407	2.45	598,585	2.10
Cancelled	62,894	4.05	129,883	1.73	322,687	2.53
Outstanding - year end	1,575,814	4.84	1,631,072	2.96	1,827,862	1.99

Options exercisable at year-end	634,252	2.95	697,336	2.23	852,559	2.77

The following table summarizes information about share options outstanding as of December 31, 2011:

Outstanding as of				Exercisable as of
December 31, 2011				December 31, 2011
Range of exercise	Number	Weighted average remaining contractual	Weighted average exercise	Number	Weighted average
prices	outstanding	life	price	exercisable	exercise price
(US dollars)		(in years)	(US dollars)		(US dollars)
0.43-1.95	446,704	6.2	1.19	240,060	1.26
2.06-2.87	231,965	2.5	2.86	231,839	2.86
4.01-4.78	171,250	8.4	4.36	65,001	4.36
5.48	5,000	5.6	5.48	1,672	5.48
6.08-6.70	306,725	8.4	6.40	93,180	6.36
7.37-7.40	10,000	8.9	7.40	2,500	7.40
8.4-10.83	404,170	6.5	8.97	-	-
	1,575,814	6.4	4.84	634,252	2.95

Unrecognized compensation expense

As of December 31, 2011, there was $2,209 of total unrecognized compensation cost related to non-vested employee options and $229 of total unrecognized compensation cost related to non-vested employee RSUs. These costs are generally expected to be recognized over a period of four years.

Restricted Share Units

Restricted Share Units ("RSU") grants are rights to receive shares of the Company's common stock on a one-for-one basis and vest 25% on each of the first, second, third and fourth anniversaries of the grant date and are not entitled to dividends or voting rights, if any, until they are vested. The fair value of the RSU awards is being recognized on a straight-line basis over vesting period. As of December 31, 2011, 331,451 RSU's, had been issued, 153,812 RSU's had been vested 1,350 had been cancelled. As of December 31, 2010, 308,530 RSU's, had been issued, 76,878 RSU's had been vested, none of which had been cancelled.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 9 - INCOME TAXES

A.	Law for the Encouragement of Capital Investments - 1959

Part of the Company's investment in equipment has received approvals in accordance with the Law for the Encouragement of Capital Investments, 1959 ("Approved Enterprise" status) in three separate investment plans. The Company has chosen to receive its benefits through the "Alternative Benefits" track, and, as such, is eligible for various benefits. These benefits include accelerated depreciation of fixed assets used in the investment program, as well as a full tax exemption on undistributed income in relation to income derived from the first plan for a period of 4 years and for the second and third plans for a period of 2 years. Thereafter a reduced tax rate of 25% will be applicable for an additional period of up to 3 years for the first plan and 5 years for the second and third plans, commencing with the date on which taxable income is first earned but not later than certain dates.  The first and second plan benefit periods have already expired. The benefit period of the third plan have not yet commenced.

The period in which the Company is entitled to the abovementioned tax benefits is limited to seven years from the first year that taxable revenues are generated, and such benefits must be utilized within 12 years from the year that operation (as defined) of the approved enterprise commences, or 14 years from the year the approval is granted, whichever is earlier.

In the case of foreign investment of more than 25%, the tax benefits are extended to 10 years, and in the case of foreign investment ranging from 49% to 100% the tax rate is reduced on a sliding scale to 10%. The benefits are subject to the fulfillment of the conditions of the letter of approval.

On April 1, 2005, an amendment to the Investment Law came into effect ("the Amendment") and has significantly changed the provisions of the Investment Law. The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as a Privileged Enterprise, such as provisions generally requiring that at least 25% of the Privileged Enterprise's Income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits. However, the Investment Law provides that terms and benefits included in any certificate of approval already granted will remain subject to the provisions of the law as they were on the date of such approval. Therefore, the Israeli companies with Approved Enterprise status will generally not be subject to the provisions of the Amendment.

As a result of the amendment, tax-exempt income generated under the provisions of the new law, will subject the Company to taxes upon distribution or liquidation.

In 2011, based on Company investments in property and equipment in the years 2009 and 2008, the Company submitted a request to approve a new plan (fourth plan) as a Privileged Enterprise in accordance with the Amendment to the Investment Law.  The commencing year was 2010. The expected expiration year is 2021.

The above tax benefits are conditioned upon fulfillment of the requirements stipulated by the aforementioned law and the regulations promulgated there under, as well as the criteria set forth in the certificates of approval. In the event of failure by the Company to comply with these conditions, the tax benefits could be canceled, in whole or in part, and the Company would be required to refund the amount of the canceled benefits, plus interest and certain inflation adjustments.

The income of the Company that is not derived from assets, which are eligible for reduced taxation benefits, as described above, is taxed at the statutory rate for Israeli companies (see F below).

In the event of distribution by the Company of a cash dividend out of retained earnings that were tax exempt due to its approved enterprise status, the Company would have to pay a 25% corporate tax on the income from which the dividend was distributed. A 15% withholding tax may be deducted from dividends distributed to the recipients.

Up to date, the Company has not had earnings attributable to Approved Enterprise programs.

On January 6, 2011 an amendment to the Law for the Encouragement of Capital Investment-1959 (the "Law") was published. The amendment has a substantial effect on the current provisions of the Law. The followings are the major changes in the amendment:

1.	A company located in Preferred Area A can file for both grants and tax benefits.

2.	The requisites for benefits were changed with most significant change is that the Minimum investment requirement was removed. In addition the definition of Approved entity was changed.

3.	The income attribution based on revenues was cancelled, the result is that Approved entity would be taxable on its' entire income at a fixed rate.

4.	Tax exemption was cancelled.

5.	Dividend payable from preferred income would be tax exempt.

6.	The Grant Rate out of the approved investment would be up to 24%.

The Tax rates applicable to Approved Industrial Enterprise would be 6% and 12% for those located in Preferred Area A or elsewhere, respectively, with effectiveness for the taxable year of 2015 and onwards. Prior to 2015 the following tax rates will be applicable:

For the years 2011-2012, 10% and 15% respectively and for the years 2013-2014, 7% and 12.5% respectively.

B.	Law for the Encouragement of Industry (Taxation), 1969

The Company is an "Industrial Company" under the Law for the encouragement of Industry (Taxation), 1969 and, therefore, is entitled to certain tax benefits, mainly accelerated rates of depreciation.

C.	Deferred Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company and its subsidiary deferred tax assets are as follows:

	As of December 31,
	2 0 1 1	2 0 10

Israel net operating loss carry-forwards (*)	$6,231	$7,170
U.S. net operating loss carry-forwards	-	29
Temporary differences relating to reserve and allowances	1,709	1,413
Total net deferred tax asset before valuation allowance	7,940	8,612
Valuation allowance	(5,440)	(8,612)
Net deferred tax asset	$2,500	$-

(*)       Deferred taxes were calculated based on effective tax rates.

Under ASC 740-10, deferred tax assets are to be recognized for the anticipated tax benefits associated with net operating loss carry-forwards and deductible temporary differences; unless it is more-likely-than-not that some or all of the deferred tax assets will not be realized. The adjustment is made by a valuation allowance. Since the realization of the net operating loss carry-forwards and deductible temporary differences in 2010 and 2009 was not considered more likely than not, a valuation allowance has been established for the full amount of the tax benefits.

C.	Deferred Taxes

For 2011, based on historical taxable income from continuing operations and projections for future taxable income the Company determined that it is more likely than not that some of its deferred tax assets are expected to be realized, and reversed part of the valuation allowance. The reversal of the valuation allowance and other adjustments to the deferred tax assets resulted in the recognition of tax benefit of $2,500 in 2011.

The Company has accumulated losses for Israeli income tax purposes as of December 31, 2011, 2010 and 2009 in the amount of approximately $25,000, $60,000 and $78,000, respectively. These losses may be carried forward and offset against taxable income in the future for an indefinite period.

D.	Tax Reconciliation

The following is a reconciliation of the theoretical tax expense, assuming that all income is taxed at the ordinary statutory average corporate tax rate in Israel and the actual tax expense in the statement of operations, is as follows:

	Year Ended December 31,
	2011	2010	2009
Net income before taxes	$25,618	$22,175	$2,631

Theoretical tax expenses	6,148	5,544	684

Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes - net	36	117	63
Deferred taxes on carryforward tax losses for which valuation allowance was provided	(3,731)	-	-
Change in valuation allowance	(4,881)	(5,609)	(783)
Other	(72)	(52)	36
	(8,648)	(5,544)	(684)
Actual tax expense (benefit)	$(2,500)	$-	$-

E.	Effective Tax Rates

The Company's effective tax rates differ from the statutory rates applicable to the Company for all years presented due primarily to its  tax losses carry-forward.

F.	Tax Assessments

The Company has either received final tax assessments or the applicable statute of limitations rules have become effective through tax year 2007. One subsidiary received final tax assessments through tax year 2007. The other subsidiaries did not receive final tax assessments since their incorporation.

G.	Uncertain Tax Positions

The taxation of the Company's business is subject to the application of multiple and sometimes conflicting tax laws and regulations as well as multinational tax conventions. The application of tax laws and regulations is subject to legal and factual interpretation, judgment and uncertainty. Tax laws themselves are subject to change as a result of changes in fiscal policy, changes in legislation and the evolution of regulations and court rulings. Consequently, taxing authorities may impose tax assessments or judgments against the Company that could materially impact its tax liability and/or its effective income tax rate.

H.	Income from other sources in Israel

Income not eligible for benefits under the Approved Enterprise Law mentioned in a. above is taxed at the corporate tax rate of 26% in 2009, 25% in 2010 and 24% in 2011. On December 6, 2011, the "Tax Burden Distribution Law" Legislation Amendments (2011) was published in the official gazette, under which the previously approved gradual decrease in corporate tax was cancelled. The corporate tax rate increased to 25% from 2012.

GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2011
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS [Abstract]
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS
NOTE 10 - GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Sales by geographic area (as percentage of total sales):

	Year ended December 31,
	2 0 1 1	2 0 1 0	2 0 0 9
	%	%	%

USA	20	40	27
Europe	8	2	3
Japan	3	5	12
Asia Pacific excluding Japan	69	53	58
Total	100	100	100

B.	Sales by major customers (as percentage of total sales):

	Year ended December 31,
	2 0 1 1	2 0 1 0	2 0 0 9
	%	%	%

Customer A	6	17	21
Customer B	1	3	4
Customer C	3	8	5
Customer D	29	24	46
Customer E	5	13	-
Customer F	8	15	-
Customer G	9	-	-
Customer H	6	-	-
Others	33	20	24
Total	100	100	100

C.	Assets by location

Substantially all fixed assets are located in Israel.

TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2011
TRANSACTIONS AND BALANCES WITH RELATED PARTIES [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 11 - TRANSACTIONS AND BALANCES WITH RELATED PARTIES

The total directors' fees (including the chairman of the Board) for the year 2011 amounted to $205 (2010 - $227, 2009 - $210). The number of stock options granted to directors in 2011 amounted to 50,000 (125,000 were granted in 2010 and 70,000 were granted in 2009). Revenue from sales to a related party in 2009 amounted $26.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
NOTE 12 - FINANCIAL INSTRUMENTS

A.	Fair value of financial instruments

A financial instrument is defined as cash, evidence of an ownership interest in an entity, or a contract that impose on one entity a contractual obligation either to deliver cash or receive cash or another financial instrument to or from a second entity. Examples of financial instruments include cash and cash equivalents, short-term interest-bearing bank deposits, held to maturity securities, trade accounts receivable, investments, trade accounts payable, accrued expenses, options and forward contracts.

At December 31, 2011 and 2010 the fair market value of the Company's financial instruments did not materially differ from their respective book value.

B.	Hedging activities

The Company enters into forward contracts and currency options to hedge its balance sheet exposure as well as certain future cash flows in connection with certain operating expenses and anticipated probable transactions which are expected to be denominated in New Israeli Shekel ("NIS").

The Company is exposed to losses in the event of non-performance by counterparties to financial instruments; however, as the counterparties are major Israeli banks, the Company does not expect any counterparties to fail to meet their obligations. The Company does not hold or issue derivatives for trading purposes.

The notional amounts of the hedging instruments as of December 31, 2011 and December 31, 2010 were $8,905 and $5,901, respectively. The terms of all of these currency derivatives are less than one year.

Derivative Instruments

The fair value of derivative contracts as of December 31, 2011 and December 31, 2010 was as follows:

	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	December 31,		December 31,
	2011	2010	2011	2010
Derivatives designated as hedging instruments	$-	$338	$402	$-

The following table represents the balance of derivative instruments as of December 31, 2011 and 2010, and their impact on accumulated other comprehensive income for the year ended December 31, 2011:

Balance at December 31,2010	$338
Amount of loss recognized in OCI	(244)
Amount of gain reclassified from OCI to income	(496)
Balance at December 31,2011	$(402)

The impact of derivative instrument on total operating expenses in the year ended December 31, 2011, 2010 and 2009 was:

	2 0 1 1	2 0 1 0	2 0 0 9
Gain (loss) on derivative instruments	$496	$113	$(315)